OTHER PAYABLES AND ACCRUALS (Details)	1 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Oct. 31, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Accrued operating expenses				¥ 1,385,818,397		¥ 528,143,100
Payable for Qunar CB holders				1,233,185,395
Deposits received from suppliers and packaged-tour users				373,423,895		92,500,850
Payable for acquisition				125,377,844		306,966,884
Deposit for special bonus program				92,206,022		80,799,443
Due to employees for stock option proceeds received on their behalf				88,083,814		23,992,381
Interest payable				84,604,548		32,931,518
Accruals for property and equipment				53,582,762		258,632,797
Deferred revenue				18,235,219		198,874,547
Others				106,649,754		77,272,138
Total	$ 549,749,552			¥ 3,561,167,650		¥ 1,600,113,658
Qunar
Equity interest acquired (as a percent)			45.00%
Purchase consideration	$ 5,103,252,544	¥ 32,541,365,375	¥ 3,900,000,000
Qunar | Qunar CB
Minimum change in ownership providing holders of debt, right to convert (as a percent)			10.00%
Qunar | Qunar CB
Aggregate principal amount | $					$ 500,000,000
Interest rate (as a percent)					2.00%